Retirement Benefit Plans - Principal Assumptions Used for Actuarial Valuations (Detail)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Plan [line items]
Discount rates	1.25%	0.50%
Bottom of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	1.00%	1.00%
Top of range [Member]
Disclosure Of Defined Plan [line items]
Expected rates of salary increase	2.25%	2.25%